Taxation	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxation
22.	TAXATION

Enterprise	income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2015, 2016 and 2017.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 17% for the years ended December 31, 2015, 2016 and 2017.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to PRC EIT on the taxable income in accordance with the relevant PRC income tax laws.

Effective from January 1, 2008, the statutory corporate income tax rate is 25%, except for certain entities eligible for preferential tax rates.

21Vianet Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, 21Vianet Beijing obtained a new certificate and renewed the certificate in October 2017, which will expire in October 2020. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2015, 2016 and 2017, 21Vianet Beijing enjoyed a preferential tax rate of 15%.

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries. This qualification will need to be assessed on an annual basis. For the year ended December 31, 2015, 2016 and 2017, the tax rate assessed for Xi’an Sub was 15%, 25% and 25%, respectively.

In 2013, BJ iJoy was recognized as a software enterprise which allows BJ iJoy to utilize a two-year 100% exemption for 2013 and 2014 followed by a three-year half-reduced EIT rate effective for the years from 2015 to 2017. For the years ended December 31, 2013 and 2014, BJ iJoy enjoyed the 100% tax exemption for its taxable income. For the year ended December 31, 2015, 2016 and 2017, BJ iJoy enjoyed the half-reduced EIT rate for its taxable income.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was recognized as a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years. The certificate will expire in October 2018. Accordingly, for the years ended December 31, 2015, 2016 and 2017, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was recognized as a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years, expiring in November 2019 and thereafter for an additional three years if it is able to meet HNTE technical and administrative requirements in those three years. Accordingly, for the year ended December 31, 2016 and 2017, SZ DYX enjoyed a preferential tax rate of 15%.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2017, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the New CIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax. The Company will continue to monitor changes in the interpretation or guidance of this law.

Loss before income taxes consists of:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Non-PRC	(256,279)	(155,364)	(286,388)	(44,018)
PRC	(97,166)	(787,718)	(721,426)	(110,881)

	(353,445)	(943,082)	(1,007,814)	(154,899)

Income tax (expense) benefits comprises of:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Current	(68,092)	(54,772)	(37,856)	(5,818)
Deferred	20,262	65,932	128,026	19,677

	(47,830)	11,160	90,170	13,859

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2015, 2016 and 2017 applicable to the PRC operations to income tax (expense) benefits is as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Loss before income taxes	(353,445)	(943,082)	(1,007,814)	(154,899)

Income tax benefit computed at applicable tax rates (25%)	88,361	235,770	251,954	38,725
Non-deductible expenses	(19,216)	(16,610)	(5,468)	(840)
Research and development expenses	6,871	7,766	11,895	1,828
Effect of tax holidays	2,743	1,691	—	—
Preferential rate	6,183	(11,060)	(90,076)	(13,844)
Current and deferred tax rate differences	(2,876)	(1,521)	33,366	5,128
International rate differences	(90,773)	(51,392)	59,029	9,073
Tax exempted income	—	9,878	—	—
Unrecognized tax benefits	(529)	(14,525)	(6,259)	(962)
Deferred tax expense	(387)	1,516	2,851	438
Change in valuation allowance	(36,529)	(158,724)	(174,388)	(26,803)
Prior year provision to return true up	(1,678)	8,371	7,266	1,116

Income tax (expense) benefits	(47,830)	11,160	90,170	13,859

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Basic	0.006	0.003	—	—

Diluted	0.006	0.003	—	—

Deferred	Tax

The significant components of deferred taxes are as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	25,224	33,978	5,223
Accrued salary and welfare	30,236	—	—
Accrued expenses	3,955	7,409	1,139
Tax losses	202,485	135,433	20,816
Property and equipment	15,098	7,642	1,175
Intangible assets	1,254	2,976	457
Capital lease	23,364	22,006	3,382
Deferred government grant	4,901	3,728	573
Depreciation and amortization generated from acquisitions	5,849	—	—
Disposal loss on long-term investments	—	57,697	8,868
Loss picked up on equity method investments	—	6,919	1,063
Valuation allowance	(211,690)	(104,970)	(16,134)

Total deferred tax assets	100,676	172,818	26,562

Deferred tax liabilities
Non-current
Intangible assets	148,003	97,915	15,049
Property and equipment	92,687	49,676	7,635
Capitalized interest expense	11,789	16,185	2,488
Gain picked up from equity method investments	22,221	27,097	4,165

Total non-current deferred tax liabilities	274,700	190,873	29,337

Valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future years.

As of December 31, 2017, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB494,250 (US$75,965), which will expire between 2018 to 2022.

As of December 31, 2017, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. As of December 31, 2017, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB824,493 (US$126,722). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized	Tax Benefits

As of December 31, 2016 and 2017, the Company recorded unrecognized tax benefits of RMB28,689 and RMB16,511 (US$2,538), respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB3,513 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	2016	2017
	RMB	RMB	US$
Balance at beginning of year	11,802	23,220	3,569
Reversal based on tax positions related to prior years	(258)	(8,880)	(1,365)
Additions based on tax positions related to the current year	11,676	4,825	742
Decrease due to disposal of subsidiaries	—	(7,583)	(1,165)

Balance at end of year	23,220	11,582	1,781

For the years ended December 31, 2015, 2016 and 2017, the Company (reversed) recorded interest expense of RMB(1,082), RMB2,779 and RMB674 (US$104), respectively. Accumulated interest expense recorded by the Company was RMB5,469 and RMB4,929 (US$757) as of December 31, 2016 and 2017, respectively. As of December 31, 2017, the tax years ended December 31, 2012 through 2017 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.